Annual Fund Operating Expenses - PIMCO Global Bond Opportunities Fund Unhedged	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.57%
Administrative
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.82%
A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.97%

[1]	“Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.55%, 0.80% and 0.95% for Institutional Class, Administrative Class and Class A shares, respectively.